Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value of Plan Assets
Fair value measured of assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	602	-	-	602
Foreign currency derivatives	-	72	-	72
Interest rate derivatives	-	31	-	31
Balance at June 30, 2021	602	103	-	705
Balance at December 31, 2020	652	115	−	767

Liabilities
Foreign currency derivatives	-	(232)	-	(232)
Commodity derivatives	(18)	−	-	(18)
Balance at June 30, 2021	(18)	(232)	-	(250)
Balance at December 31, 2020	(10)	(269)	−	(279)